                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549


                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2


           READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.

 ______________________________________________________________________________
 1. Name and address of issuer:

    Stonebridge Aggressive Growth Fund, Inc. (formerly Sierra Growth Fund, Inc.) 1801 Century Park East, Suite 1800
    Los Angeles, CA 90067

 ______________________________________________________________________________
 2. Name of each series or class of funds for which this notice is filed:




 ______________________________________________________________________________
 3. Investment Company Act File Number: 811-00749


    Securities Act File Number: 2-12893
 ______________________________________________________________________________
 4. Last day of fiscal year for which this notice is filed:

    October 31, 1996
 ______________________________________________________________________________
 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                         / /
 ______________________________________________________________________________
 6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable:

    N/A

 ______________________________________________________________________________
 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

    329,135     $3,333,850

 ______________________________________________________________________________
 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

    NONE

 ______________________________________________________________________________
 9. Number and aggregate sale price of securities sold during the fiscal year:

    19,796      $268,106

  _____________________________________________________________________________

 ______________________________________________________________________________
 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2.

     0


 ______________________________________________________________________________

 11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

     33,801     $425,557
 ______________________________________________________________________________

 12. Calculation of registration fee:

     (i) Aggregate sale price of securities sold during     $        0
         the fiscal year in reliance on rule 24f-2          ___________________
         (from Item 10):
    (ii) Aggregate price of shares issued in connection     +     425,557
         with dividend reinvestment plans (from Item 11,    ___________________
         if applicable):
   (iii) Aggregate price of shares redeemed or repurchased  -      94,050
         during the fiscal year (if applicable):            ___________________
    (iv) Aggregate price of shares redeemed or repurchased  +       N/A
         and previously applied as a reduction to filing    ___________________
         fees pursuant to rule 24e-2 (if applicable):
     (v) Net aggregate price of securities sold and issued        331,507
         during the fiscal year in reliance on rule 24f-2   ___________________
         line (i), plus line (ii), less line (iii), plus
         line (iv) (if applicable):
    (vi) Multiplier prescribed by Section 6(b) of the       x    1/33 of 1%
         Securities Act of 1933 or other applicable law or  ___________________
         regulation:                                                 0
   (vii) Fee due (line (i) or line (v) multiplied by        ___________________
         line (vi)):

 INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (ii), (iii), (iv), AND (v) ONLY IF
               THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR.
_______________________________________________________________________________
 13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                   N/A                                   /X/

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

_______________________________________________________________________________
                                SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

  By (Signature and Title)*
                           -----------------------------------------------

                           Debra L. Newman, Treasurer
                           -----------------------------------------------

  Date        2/28/97
      ------------------------

*Please print the name and title of the signing officer below the signature.
_______________________________________________________________________________